The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.

Provident Investment Counsel Growth Fund, Class I

Advisor:
Provident Investment Counsel

Prospectus
December 24, 2003,

as revised on January 20, 2004

Risk/Return Summary

The Principal Goals, Strategies and Risks of the Fund

Goal: Long term growth of capital.

Strategy: Provident Investment Counsel Growth Fund (the “Fund”) invests at least 65% of its assets in growth stocks. Provident Investment Counsel (“PIC”), the Fund’s investment advisor defines growth stocks as the stocks of those companies with high rates of growth in sales and earnings, strong financial characteristics, a proprietary product, industry leadership, significant management ownership and well thought out management goals, plans and controls. Although PIC may invest in companies of any size, it may choose to invest a significant portion of the Fund’s assets in small and medium companies. In selecting common stocks, PIC does an analysis of, and invests in, individual companies which are currently experiencing a growth of earnings and revenue which is above the average relative to its industry peers and the domestic equity market in general.

The Principal Risks of Investing in the Fund

By itself, the Fund is not a complete, balanced investment plan. And the Fund cannot guarantee that it will reach its goal. As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. For example, the following risks could affect the value of your investment:

Market Risk. The value of the Fund’s investments will vary from day to day. The value of the Fund’s investments generally reflect market conditions, interest rates and other company, political and economic news. Stock prices can rise and fall in response to these factors for short or extended periods of time. Therefore, when you sell your shares, you may receive more or less money than you originally invested.

Small and Medium Company Risk. The Fund may invest in the securities of small and medium-sized companies. The securities of medium and small, less well-known companies may be more volatile than those of larger companies. Such companies may have limited product lines, markets or financial resources and their securities may have limited market liquidity. These risks are greater for small-sized companies.

Foreign Securities Risk. The Fund may invest in foreign securities. Investments in foreign securities involve risks that are not typically associated with domestic securities. The performance of foreign securities depends on different political and economic environments and other overall economic conditions than domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. Foreign stock markets have different clearance and settlement procedures, and higher commissions and transaction costs, than U.S. markets. Certain other adverse developments could occur, such as expropriation or confiscatory taxation, political or social instability, or other developments that could adversely affect the Fund’s investments and its ability to enforce contracts.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund’s performance.

Who May Want to Invest

The Fund may be appropriate for investors who are seeking capital appreciation through a diversified portfolio of securities of companies of any size, but are willing to accept the greater risk of investing in growth stocks.

Performance

The Provident Investment Counsel Growth Fund I (the “Predecessor Fund”) began operations on June 11, 1992, as a mutual fund organized as a series of PIC Investment Trust, a Delaware statutory trust, and reorganized into the Fund, a newly formed series of Advisors Series Trust (the “Trust”). The Fund adopted an investment objective and certain investment strategies and policies identical as those of the Predecessor Fund. The bar chart and table reflect the Predecessor Fund for periods prior to the reorganization. The bar chart demonstrates the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year. These risks are also demonstrated by the table below, which shows how the Predecessor Fund’s average annual returns compare over time with those of the S&P 500 Index and the Russell 1000 Growth Index. Unless otherwise indicated, the bar chart and table assume reinvestment of dividends and distributions. Performance reflects fee waivers in effect for certain periods. If these fee waivers were not in place, the Predecessor Fund’s performance would be reduced. Past performance (before and after taxes) is not an indication of future performance.

Predecessor Fund
Calendar–Year Total Return (%)

During the periods shown, the Predecessor Fund’s best performance for a quarter was 28.81% (for the fourth quarter 1999). The Predecessor Fund’s worst performance was –27.16% (for the third quarter 2001).

The Predecessor Fund’s year-to-date return as of December 31, 2003 was 25.33%.

Average Annual Total Returns as of December 31, 2003

	1 Year	5 Years	10 Years

Predecessor Fund
Return Before Taxes	25.33%	(10.07%)	4.23%
Return After Taxes on Distributions	25.33%	(11.52%)	2.53%
Return After Taxes on Distributions and Sale of Fund Shares (1)	16.46%	(7.89%)	3.71%
S&P 500 Index (2)	28.68%	(0.57%)	11.07%
Russell 1000 Growth Index (3)	29.75%	(5.11%)	9.21%
________________
(1)    The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(2)    The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large-sized U.S. companies. The index assumes the reinvestment of dividends and does not reflect any deduction for fees, expenses or taxes. The index is not available for investment.
(3)    The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. This index assumes the reinvestment of dividends and does not incur expenses and is not available for investment.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales (load) charge (as a percentage of purchase or sale price, whichever is less)	None
Redemption fee and Exchange fee (1)	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.80%
Other Expenses (2)	0.38%

Total Annual Fund Operating Expenses	1.18%
Expense Reimbursements (3)	(0.23%)

Net Expenses	0.95%

____________________________
(1)   Shareholders will be charged 1.00% fee on redemptions or exchanges made within one month of purchase. The Fund’s transfer agent charges a $15 fee for each wire transfer and a $5 fee for each telephone exchange.
(2)   Other expenses with respect to the Fund are based on the Predecessor Fund’s previous fiscal year and include custodian, transfer agency, and other customary fund expenses. With respect to the Fund, other expenses are estimated and include custodian, transfer agency, and other customary fund expenses.
(3)                  The Fund has entered into an expense reimbursement agreement with PIC, until such contractual arrangement is terminated by the Board of Trustees, under which PIC has agreed to limit the Fund’s Net Annual Fund Operating Expenses, excluding interest and taxes, to not more than 0.95% of average daily net assets. Under this expense reimbursement agreement, PIC may request reimbursement of previously absorbed expenses at any time before the end of the third fiscal year after the fiscal year in which the expenses were absorbed. To request reimbursement, the Fund’s current aggregate operating expenses must be below the applicable limitation. The Board of Trustees must review and approve the proposed reimbursement and may terminate the expense reimbursement arrangement at any time. Without the expense reimbursement, the Total Annual Fund Operating Expenses would be 1.18%.

Example: This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example is based upon Net Expenses as set forth in the above table. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses have remained the same. Although your actual costs may be higher or lower, based on these assumptions, the cost would be:

1 year	3 years	5 years	10 years

$97	$303	$525	$1,166

More Information about the Fund’s Investments, Strategies and Risks

This section gives more information about how the Fund invests.

PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC’s research professionals meet personally with the senior officers of the companies in the Fund to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC’s investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. This is often referred to as a “bottom-up” approach to investing. PIC seeks companies that have displayed exceptional profitability, market share, return on equity, reinvestment rates and sales and dividend growth. Companies with significant management ownership of stock, strong management goals, plans and controls, and leading proprietary positions in given market niches are especially attractive. Finally, the valuation of each company is assessed relative to its industry, earnings growth and the market in general.

The Fund invests to a limited degree in foreign securities, but is authorized to invest up to 20% of its total assets in such securities. Foreign investments involve additional risks including currency fluctuations, political and economic instability, differences in financial reporting standards, and less stringent regulation of securities markets.

A sell decision is most often triggered when there is a fundamental change in a company, or when a strategic shift takes place in the overall strategy.

Our ongoing review of holdings continues as we monitor companies that have:

  Met or exceeded our price target
  Declined 20 percent from average cost
  A P/E ratio that as reached extremes (P/E to growth ratio and P/E relative to historical levels)
  Negative earnings revisions

The Fund seeks to spread investment risk by diversifying its holdings among many companies and industries. PIC normally invests the Fund’s assets according to its investment strategy. However, the Fund may depart from its principal investment strategies by making short-term investments in high-quality cash equivalents for temporary, defensive purposes. The Fund may invest up to 100% of its assets in temporary defensive investments. At those times, the Fund would not be seeking its investment objective.

The Fund seeks long term growth of capital by investing primarily in shares of common stock. Under normal circumstances, the Fund will invest at least 65% of its assets in shares of common stock. In selecting investments for the Fund, PIC will include companies of various sizes, which are currently experiencing a growth of earnings, and revenue, which is above the average relative to its industry peers and the stock market in general.

Management

PIC is the advisor to the Fund. PIC’s address is 300 North Lake Avenue, Pasadena, California, 91101. PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of Old Mutual plc. Old Mutual is a United Kingdom-based financial services group with substantial asset management, insurance and banking businesses. An investment committee of PIC formulates and implements an investment program for the Fund, including determining which securities should be bought and sold.

The Fund pays an investment advisory fee to PIC for managing the Fund’s investments. For the fiscal year ended October 31, 2003, as a percentage of average daily net assets, the Portfolio, in which the Predecessor Fund invested, paid 0.53%, net of waivers.
Description of Class

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares for the Fund. Only Class I shares are currently available to shareholders of the Provident Investment Counsel Growth Fund.

With Class I shares, you will not pay a sales charge when you initially invest in the Fund, however if you redeem your shares within one month of investing, you will be charged a 1.00% redemption fee of the amount redeemed.

Your Account

Ways to Set Up Your Account

Individual or Joint Tenant for your General Investment Needs

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

Retirement
To shelter your retirement savings from taxes

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

•    Individual Retirement Accounts (IRAs) allow anyone of legal age and under 70 ½ with earned income to invest up to $3,000 per tax year.

•    Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.

•    Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $40,000 per year.

•    Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

•    403(b) Custodial Accounts are available to employees of most tax-exempt institutions, including schools, hospitals and other charitable organizations. These accounts need to be established by the trustee of the plan.

•    401(k) Programs allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Gifts or Transfers to Minor (UGMA, UTMA)
To invest for a child’s education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $11,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

Trust
For money being invested by a trust

The trust must be established before an account can be opened.

Business or Organization
For investment needs of corporations, associations, partnerships or other groups

Does not require a special application.

Calculation of Net Asset Value

Once each business day, the Fund calculates its net asset value per share (“NAV”). NAV is calculated at the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4 p.m., Eastern time. NAV will not be calculated on days that the NYSE is closed for trading.

The Fund’s assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

How to Buy Shares

The price you will pay to buy Fund shares is based on the Fund’s NAV. Shares are purchased at the next NAV calculated after the investment is received in good order. “Good order” purchase requests means that your purchase request includes:

  the name of the Fund
  the dollar amount of shares to be purchased
  accurately completed application or investment stub
  check payable to “Provident Investment Counsel Mutual Funds”

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-618-7643 for more information and a retirement application.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call 1-800-618-7643 before sending each wire.

In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s transfer agent will verify certain information on your Account Application as part of the Trust’s Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Fund’s transfer agent at 1-800-618-7643 if you need additional assistance when completing your Application.
If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.
Minimum Investments

To Open an Account	$ 1 million
The Fund may, at its discretion, waive the minimum investment for employees and affiliates of PIC or any other person or organization deemed appropriate.
For automatic investment plans.	$ 1 million
For retirement accounts.	$ 250

To Add to an Account.	$ 250
Through automatic investment plans	$ 250
For retirement plans.	$ 250

Minimum Balance.	$ 1,000
For retirement accounts.	$ 500

For Information:	1-800-618-7643

To Invest

By Mail:
Provident Investment Counsel Mutual Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Wire:
Call: 1-800-618-7643 to set up an account and arrange a wire transfer

By Overnight Delivery:
Provident Investment Counsel Mutual Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3 rd Floor
Milwaukee, WI 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

How to Sell Shares

You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received by the Fund’s transfer agent with complete information and meeting all the requirements discussed in this Prospectus.

To sell shares in a non-retirement account, you may use any of the methods described on these two pages. If you are selling some but not all of your shares, you must leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to redeem more than $100,000 worth of shares.
  The redemption is being mailed to a different address from the one on your account (record address).
  The redemption is being made payable to someone other than the account owner.
  The redemption is being sent by federal wire transfer to a bank other than the bank of record of the account owner.
  A change of address request has been received by the transfer agent with the last 15 days.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Fund’s transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

Selling Shares in Writing

Write a “letter of instruction” with:
  Your name;
  Your Fund account number;
  The dollar amount or number of shares to be redeemed; and
  Any other applicable requirements listed under “Important Redemption Information.”

Unless otherwise instructed, the Fund will send a check to the record address.

Mail your letter to:
Provident Investment Counsel Mutual Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Important Redemption Information

	Account Type	Special Requirements

Phone 1-800-618-7643	All account types except retirement. Retirement account redemptions must be made in writing.	* Your telephone call must be received by 4 p.m. Eastern time to be redeemed on that day (maximum check request $100,000).

Mail or in Person	Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA	* The letter of instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

	Retirement Account	* The account owner should provide a letter of instruction.

	Trust	* The trustee must sign the letter indicating capacity as trustee. If the trustee’s name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

	Business or Organization	* At least one person authorized by corporate resolutions to act on the account must sign the letter.

* Include a corporate resolution with corporate seal or a signature guarantee.

	Executor, Administrator,	* Call 1-800-618-7643 for instructions.
Conservator, Guardian

Wire	All account types except retirement. Retirement account redemptions must be made in writing.	* You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-618-7643. Minimum redemption wire: $5,000.

* Your wire redemption request must be received by the Fund before 4 p.m. Eastern time for money to be wired the next business day.

* You will be charged a $15 fee for each wire redemption.

Redemption Fee. The Fund imposes a 1% redemption fee on redemptions or exchanges of shares held for less than one month. The fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.

The Fund is intended for long-term investors. Short-term "market-timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a fee on redemptions of Fund shares purchased and held for less than one month. Although the Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. Further, the Fund, in its discretion, after consideration of the best interests of the Fund and its shareholders, may choose not to apply the redemption fee to redemptions that do not indicate market timing strategies. In addition, the fee does not apply to shares purchased through reinvested dividends or capital gains.

Redemption-in-Kind.  The Fund reserves the right to redeem your shares “in kind.” For example, if you redeem a large number of shares and the Fund is unable to sell securities to raise cash, the Fund may send you a combination of cash and a share of the Fund’s securities. The Fund does not expect to do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Investor Services

The Fund provides a variety of services to help you manage your account.

Information Services

The Fund’s telephone representatives can be reached at 1-800-618-7643.

Statements and reports that the Fund sends to you include the following:
  Confirmation statements (after every transaction that affects your account balance or your account registration)
  Annual and semiannual shareholder reports (every six months)
  Quarterly account statements
Householding.  In an effort to decrease costs, we intend to reduce the number of duplicate prospectus, annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-618-7643 to request individual copies of these documents. Once we receive notice to stop householding we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Transaction Services

Exchange Privilege. You may sell your shares and buy Class I shares of other Provident Investment Counsel Mutual Funds by telephone or in writing. Note that exchanges into each Fund are limited to shares of similar classes, four exchanges per calendar year, may under certain circumstances involve payment of a redemption fee, and may have tax consequences for you. Also see, “Shareholder Account Policies.”

Automatic Investment Plans

One easy way to pursue your financial goals is to invest money regularly. The Fund offers convenient services that let you transfer money into your Fund account automatically. Automatic investments are made on the day you select each month or, if that day is a weekend or holiday, on the prior business day. While automatic investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-618-7643 for more information.

Dividends, Capital Gains and Taxes

The Fund distributes substantially all of its income and capital gains, if any, to shareholders each year in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-618-7643 for instructions. The Fund offers three options:

  Reinvestment Option. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

  Income-Earned Option. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

  Cash Option. You will be sent a check for your dividend and capital gain distributions.

If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current net asset value and to reinvest all subsequent distributions.

For retirement accounts, all distributions are automatically reinvested. When you are over 59 ½ years old, you can receive distributions in cash.

When the Fund deducts a distribution from its NAV, the reinvestment price is the Fund’s NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

Understanding Distributions

As a Fund shareholder, you are entitled to your share of the Fund’s net income and gains on its investments. The Fund passes its net income along to investors as distributions which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains regardless of how long you have held your Fund shares. Every January, the Fund will send you and the IRS a statement showing the taxable distributions.

Taxes on Transactions. Your redemptions are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of the Fund, PIC will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sale resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

Tax Issues. The Fund has elected, and intends to continue to qualify, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRS Code”), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the IRS Code relating to the sources of its income and diversification of assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the IRS Code. If the Fund is unable to meet certain IRS Code requirements, it may be subject to taxation as a corporation.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors receive from the Fund are considered ordinary income. Part of the distributions paid by the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders under the IRS Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of the Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund’s shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Fund.

Part of the Fund’s investment income may be subject to foreign income taxes that are withheld at the source. If the Fund meets certain requirements under the IRS Code, it may pass through these foreign taxes to shareholders, who may then claim, subject to applicable limitations, a credit or deduction against their own taxes for their share of foreign taxes paid.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

The Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the Statement of Additional Information.

Transactions Details

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to federal income tax withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold federal income taxes from your taxable distributions and redemptions.

You may initiate many transactions by telephone. The Fund may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Fund will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the liability to redeem or exchange by telephone, call the Fund’s transfer agent for instructions.

The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See “Exchange Privilege.” Purchase orders may be refused if, in the Fund’s opinion, they would disrupt management of the Fund.

Please note this about purchases:
  All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.
  The Fund does not accept cash, third party checks , U.S. Treasury checks, credit card checks, travelers’ checks, starter checks, money orders or cashiers’ checks.
  When making a purchase with more than one check, each check must have a value of at least $50.
  The Fund reserves the right to limit the number of checks processed at one time.
  If your check does not clear, your purchase will be canceled and a $25 fee will be assessed against your account by the transfer agent. You will also be responsible for any losses suffered by the Fund as a result.
You may buy shares of the Fund or sell them through a broker, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with the Fund may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Please note this about redemptions:
  Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.
  Redemptions may be suspended or payment dates postponed beyond seven days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  The Fund reserves the right to deduct an annual maintenance fee of $15 from accounts with a value of less than $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the Fund’s transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.
  The Fund also reserves the right to redeem the shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer ($500 for retirement accounts). PIC will give you 30 days prior notice of its intention to close your account.

Please note this about exchanges:

As a shareholder, you have the privilege of exchanging shares of the Fund for Class I shares of other Provident Investment Counsel Mutual Funds. However, you should note the following:

  The Fund you are exchanging into must be registered for sale in your state.
  You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
  Before exchanging into a Fund, read its prospectus.
  Exchanges are considered a sale and purchase of Fund shares for tax purposes and may result in a capital gain or loss.
  Because excessive trading can hurt fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for the purposes of the four exchange limit.
  Each Fund reserves the right to refuse exchange purchases by any person or group if, in PIC’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  The exchange may be subject to a redemption fee.

Financial Highlights

This table shows the Predecessor Fund’s financial performance for the past five years. Certain information reflects financial results for a single Predecessor Fund share. For the periods shown, the Predecessor Fund invested in securities of its corresponding master portfolio (the “Portfolio”). “Total return” shows how much your investment in the Predecessor Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP for each of the five years in the period ended October 31, 2003. The independent auditor’s reports and the Predecessor Fund’s financial statements are included in the Annual Report, which is available upon request.

PROVIDENT INVESTMENT COUNSEL GROWTH FUND I

For a share outstanding throughout each year

	Year ended October 31,

	2003	2002	2001	2000	1999

Net asset value, beginning of year	$6.40	$8.07	$20.69	$21.72	$17.75

Income for investment operations:
Net investment loss	(0.04)	(0.07)	(0.07)	(0.18)	(0.15)
Net realized and unrealized gain (loss) on investments	1.02	(1.60)	(7.98)	2.66	5.40

Total from investment operations	0.98	(1.67)	(8.05)	2.48	5.25

Less distributions:
From net realized gains	0.00	0.00	(4.57)	(3.51)	(1.28)

Net asset value, end of year	$7.38	$6.40	$8.07	$20.69	$21.72

Total return	15.31%	(20.69%)	(49.40%)	11.21%	31.08%

Ratios/supplemental data:
Net assets, end of year (millions)	$50.4	$52.5	$84.4	$181.3	$174.4
Ratios to average net assets: #‡
Expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment loss	(0.57%)	(0.73%)	(0.67%)	(0.79%)	(0.73%)
Portfolio turnover rate ◆	79.11%	83.09%	105.02%	148.85%	80.34%

#    Includes the Predecessor Fund’s share of expenses, net of fees waived and expenses absorbed, allocated from the Portfolio.
‡    Net of fees waived. The combined fees waived were 0.61%, 0.33%, 0.21%, 0.10%, and 0.11% , respectively.
◆    Portfolio turnover rate of Portfolio, in which all of the Predecessor Fund’s assets are invested.

Privacy Notice

The Fund collects non-public information about you from the following sources:

  Information we receive about you on applications or other forms;
  Information you give us orally; and
  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to nonaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information would be shared with unaffiliated third parties.

Provident Investment Counsel Mutual Funds

Provident Investment Counsel Growth Fund

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semiannual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during their last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of the Fund’s reports and SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Provident Investment Counsel Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-618-7643
www.provnet.com

You can review and copy information including the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about the Fund are available:

Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act File No. is 811-07959)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.

[LOGO]

Provident Investment Counsel Small Cap Growth Fund, Class I

Advisor:
Provident Investment Counsel

Prospectus
December 24, 2003

as revised on January 20, 2004

Risk/Return Summary

The Principal Goal, Strategies and Risks of the Fund

Goal: Long term growth of capital.

Strategy: Provident Investment Counsel Small Cap Growth Fund (the “Fund”) invests at least 80% of its assets in the common stock of small-capitalization companies. Small-capitalization companies are those whose market capitalization range at the time of initial purchase are $50 million to $1.5 billion and/or those companies whose market capitalization size is consistent with the Russell 2000 Growth Index. As of the June 30, 2003 reconstitution, the market capitalization range of the Russell 2000 Growth Index was $7 million to $1.7 billion.  In selecting investments, Provident Investment Counsel (“PIC”), the Fund’s investment advisor does an analysis of individual companies and invests in those small-capitalization companies which it believes have the best prospects for future growth of earnings and revenue.

The Principal Risks of Investing in the Fund

By itself, the Fund is not a complete, balanced investment plan. And the Fund cannot guarantee that it will reach its goal. As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. For example, the following risks could affect the value of your investment:

Market Risk: The value of the Fund’s investments will vary from day to day. The value of the Fund’s investments generally reflect market conditions, interest rates and other company, political and economic news. Stock prices can rise and fall in response to these factors for short or extended periods of time. Therefore, when you sell your shares, you may receive more or less money than you originally invested.

Small Company Risk: The securities of small, less well-known companies may be more volatile than those of larger companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity.

Foreign Securities Risk: The Fund may invest in foreign securities. Investments in foreign securities involve risks that are not typically associated with domestic securities. The performance of foreign securities depends on different political and economic environments and other overall economic conditions than domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. Foreign stock markets have different clearance and settlement procedures, and higher commissions and transaction costs, than U.S. markets. Certain other adverse developments could occur, such as expropriation or confiscatory taxation, political or social instability, or other developments that could adversely affect the Fund’s investments and its ability to enforce contracts.

Portfolio Turnover Risk: A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the Fund’s performance.

Who May Want to Invest

The Fund may be appropriate for investors who are seeking capital appreciation through a portfolio of small-size companies and are willing to accept the greater risk of investing in such companies.

Performance

The Provident Investment Counsel Small Cap Growth Fund I began operations on September 30, 1993 as a mutual fund organized as a series of PIC Investment Trust, a Delaware statutory trust (the “Predecessor Fund”), and reorganized into the Fund, a newly formed series of Advisors Series Trust (the “Trust”). The Fund adopted an investment objective and certain investment strategies and policies identical as those of the Predecessor Fund. The bar chart and table reflect the Predecessor Fund’s performance for periods prior to the reorganization. The bar chart demonstrates the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year. These risks are also demonstrated by the table below, which shows how the Predecessor Fund’s average annual returns compare over time with those of the Russell 2000 Growth Index. Unless otherwise indicated, the bar chart and table assume reinvestment of dividends and distributions. Performance reflects fee waivers in effect for certain periods. If these fee waivers were not in place, the Predecessor Fund’s performance would be reduced. Past performance (before and after taxes) is not an indication of future performance.

Predecessor Fund
Calendar-Year Total Return (%)

During the periods shown, the Predecessor Fund’s best performance for a quarter was 57.76% (for the fourth quarter 1999). The Predecessor Fund’s worst performance was -27.77% (for the first quarter 2001).

The Fund’s year-to-date total return as of December 31, 2003 was 50.48%.

Average Annual Total Returns as of December 31, 2003

	1 Year	5 Years	10 Years

Predecessor Fund
Return Before Taxes	50.48%	6.62%	10.22%
Return After Taxes on Distributions	50.48%	3.28%	8.07%
Return After Taxes on Distributions and Sale of Fund Shares (1)	32.81%	4.35%	8.08%
Russell 2000 Growth Index (2)	48.54%	0.86%	5.43%

________________
(1)   The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(2)   The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. This index assumes the reinvestment of dividends and does not incur expenses and is not available for investment.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales (load) charge (as a percentage of purchase or sale price, whichever is less)	None
Redemption fee and Exchange fee (1)	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.80%
Other Expenses (2)	0.22%

Total Annual Fund Operating Expenses	1.02%
Expense Reimbursements (3)	(-0.02%)

Net Expenses	1.00%

_________________
(1)    Shareholders will be charged 1.00% fee on redemptions or exchanges made within one month of purchase. The Fund’s transfer agent charges a $15 fee for each wire transfer and a $5 fee for each telephone exchange.
(2)    Other expenses are estimated and include custodian, transfer agency, and other customary fund expenses.
(3)                   The Fund has entered into an expense reimbursement agreement with the Advisor, until such contractual arrangement is terminated by the Board of Trustees, under which the Advisor has agreed to limit the Fund’s Net Annual Fund Operating Expenses, excluding interest and taxes, to not more than 1.00% of average daily net assets. Under this expense reimbursement agreement, the Advisor may request reimbursement of previously absorbed expenses at any time before the end of the third fiscal year after the fiscal year in which the expenses were absorbed. To request reimbursement, the Fund’s current aggregate operating expenses must be below the applicable limitation. The Board of Trustees must review and approve the proposed reimbursement and may terminate the expense reimbursement arrangement at any time. Without the expense reimbursement, the Total Annual Fund Operating Expenses would be 1.02%.

Example: This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example is based upon Net Expenses as set forth in the above table. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses have remained the same. Although your actual costs may be higher or lower, based on these assumptions, the cost would be:

1 year	3 years	5 years	10 years

$102	$318	$552	$1,225

More Information about the Fund’s Investments, Strategies and Risks

This section gives more information about how the Fund invests.

PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC’s research professionals meet personally with the majority of the senior officers of the companies in the Fund to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC’s investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. This is often referred to as a “bottom-up” approach to investing. PIC seeks companies that have displayed exceptional profitability, market share, return on equity, reinvestment rates and sales and dividend growth. Companies with significant management ownership of stock, strong management goals, plans and controls, and leading proprietary positions in given market niches are especially attractive. Finally, the valuation of each company is assessed relative to its industry, earnings growth and the market in general.

The Fund seeks long term growth of capital by investing primarily in the common stock of small companies. PIC will invest at least 80%, and normally at least 95%, of the Fund’s total assets in these securities. The Fund has flexibility, however, to invest the balance in other market capitalizations and security types. Investing in small capitalization stocks may involve greater risk than investing in large or medium capitalization stocks, since they can be subject to more abrupt or erratic movements in value. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices tend to be more volatile.

The Fund invests to a limited degree in foreign securities, but is authorized to invest up to 20% of its total assets in such securities. Foreign investments involve additional risks including currency fluctuations, political and economic instability, differences in financial reporting standards, and less stringent regulation of securities markets.

The majority of our sell disciplines are based on fundamental changes. Each week at our formal investment group meeting we review:

•    Fundamental changes in a company or industry outlook
•    If the company has met or exceeded our price target/valuation
•    Stocks which have declined materially from cost
•    All bottom decile performers
•    Stocks showing technical weakness
•    Relative price-to-earnings ratios (P/E to growth rate and P/E relative to historical)
•    “Graduates” where the market cap exceeds criteria due to price appreciation

The Fund seeks to spread investment risk by diversifying its holdings among many companies and industries. PIC normally invests the Portfolio’s assets according to its investment strategy. However, the Fund may depart from its principal investment strategies by making short-term investments in high-quality cash equivalents for temporary, defensive purposes. At those times, the Fund would not be seeking its investment objective.

Management

PIC is the advisor to the Fund. PIC’s address is 300 North Lake Avenue, Pasadena, California, 91101. PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of Old Mutual plc. Old Mutual is a United Kingdom-based financial services group with substantial asset management, insurance and banking businesses. An investment committee of PIC formulates and implements an investment program for the Fund, including determining which securities should be bought and sold.

The Fund pays an investment advisory fee to PIC for managing the Fund’s investments. For the fiscal year ended October 31, 2003, as a percentage of average daily net assets, the Portfolio, in which Predecessor Fund invested, paid 0.73% net of waivers to PIC.

Description of Class

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares for the Fund. Only Class A and I shares are currently available to shareholders of the Fund. This prospectus offers Class I shares.

With Class I shares, you will not pay a sales charge when you initially invest in the Fund, however, if you redeem your shares within one month of investing, you will be charged a 1.00% redemption fee of the amount redeemed. The Fund’s Class I shares do not impose a Shareholder-Servicing fee or Rule 12b-1 fee against the shares of the class.

Your Account

Ways to Set Up Your Account

Individual or Joint Tenant for your General Investment Needs
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

Retirement
To shelter your retirement savings from taxes.

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

•    Individual Retirement Accounts (IRAs) allow anyone of legal age and under 70 ½ with earned income to invest up to $3,000 per tax year.

•    Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.

•    Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $40,000 per year.

•    Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

•    403(b) Custodial Accounts are available to employees of most tax-exempt institutions, including schools, hospitals and other charitable organizations. These accounts need to be established by the trustee of the plan.

•    401(k) Programs allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Gifts or Transfers to Minor
(UGMA, UTMA)

To invest for a child’s education or other future needs.

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $11,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

Trust
For money being invested by a trust

The trust must be established before an account can be opened.

Business or Organization
For investment needs of corporations, associations, partnerships or other groups

Does not require a special application.

Calculation of Net Asset Value

Once each business day, the Fund calculates its net asset value per share (“NAV”). NAV is calculated at the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4 p.m., Eastern time. NAV will not be calculated on days that the NYSE is closed for trading.

The Fund’s assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

How to Buy Shares

The price you will pay to buy Fund shares is based on the Fund’s NAV. Shares are purchased at the next NAV calculated after your investment is received in good order. “Good order” purchase requests means that your purchase request includes:

•    the name of the Fund
•    the dollar amount of shares to be purchased
•    accurately completed application or investment stub
•    check payable to “Provident Investment Counsel Mutual Funds”

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-618-7643 for more information and a retirement application.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call 1-800-618-7643 before sending each wire.

In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s transfer agent will verify certain information on your Account Application as part of the Trust’s Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-800-618-7643 if you need additional assistance when completing your Application.

If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Minimum Investments

To Open an Account.	$ 1 million
The Fund may, at its discretion, waive the minimum investment for employees and affiliates of PIC or any other person or organization deemed appropriate.
For automatic investment plans	$ 1 million
For retirement accounts.	$ 250

To Add to an Account.	$ 250
Through automatic investment plans	$ 250
For retirement plans.	$ 250

Minimum Balance.	$ 1,000
For retirement accounts.	$ 500

For Information:	1-800-618-7643

To Invest

By Mail:
Provident Investment Counsel Mutual Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Wire:

Call: 1-800-618-7643 to set up an account and arrange a wire transfer.

By Overnight Delivery:
Provident Investment Counsel Mutual Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3 rd Floor
Milwaukee, WI 53202-5207

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

How to Sell Shares

You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received by the Fund’s transfer agent with complete information and meeting all the requirements discussed in this Prospectus.

To sell shares in a non-retirement account, you may use any of the methods described on these two pages. If you are selling some but not all of your shares, you must leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

•    You wish to redeem more than $100,000 worth of shares.
•    If ownership is changed on your account.
•    The redemption is being mailed to a different address from the one on your account (record address).
•    The redemption is being made payable to someone other than the account owner.
•    The redemption is being sent by federal wire transfer to a bank other than the bank of record of the account owner.
•    A change of address request has been received by the transfer agent within the last 15 days.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Fund’s transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

Selling Shares in Writing

Write a “letter of instruction” with:

•    Your name;
•    Your Fund account number;
•    The dollar amount or number of shares to be redeemed; and
•    Any other applicable requirements listed under “Important Redemption Information.”

Unless otherwise instructed, the Fund’s transfer agent will send a check to the record address.

Mail your letter to:
Provident Investment Counsel Mutual Funds
[Name of Fund]
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Important Redemption Information

	Account Type	Special Requirements

Phone 1-800-618-7643	All account types except retirement. Retirement account redemptions must be made in writing.	* Your telephone call must be received by 4 p.m. Eastern time to be redeemed on that day (maximum check request $100,000).

Mail or in Person	Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA	* The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

	Retirement Account	* The account owner should provide a letter of instruction.

	Trust	* The trustee must sign the letter indicating capacity as trustee. If the trustee’s name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

	Business or Organization	* At least one person authorized by corporate resolution to act on the account must sign the letter.

* Include a corporate resolution with corporate seal or a signature guarantee.

	Executor, Administrator,	* Call 1-800-618-7643 for instructions.
Conservator, Guardian

Wire	All account types except retirement. Retirement account redemptions must be made in writing.	* You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-618-7643. Minimum redemption wire: $5,000.

* Your wire redemption request must be received by the Fund before 4 p.m. Eastern Time for money to be wired the next business day.

* You will be charged a $15 fee for each wire redemption.

Redemption Fee. The Fund imposes a 1% redemption fee on redemptions or exchanges of shares held for less than one month. The fee is deducted from your proceeds and is retained by the fund for the benefit of its long-term shareholders.

The Fund is intended for long-term investors. Short-term "market-timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a fee on redemptions of Fund shares purchased and held for less than one month. Although the Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. Further, the Fund, in its discretion, after consideration of the best interests of the Fund and its shareholders, may choose not to apply the redemption fee to redemptions that do not indicate market timing strategies. In addition, the fee does not apply to shares purchased through reinvested dividends or capital gains.

Redemption-in-Kind. The Fund reserves the right to redeem your shares “in kind.” For example, if you redeem a large number of shares and the Fund is unable to sell securities to raise cash, the Fund may send you a combination of cash and a share of the Fund’s securities. The Fund does not expect to do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Householding. In an effort to decrease costs, we intend to reduce the number of duplicate prospectuses, annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-618-7643 to request individual copies of these documents. Once we receive notice to stop householding we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements .

Investor Services

The Fund provides a variety of services to help you manage your account.

Information Services

The Fund’s telephone representatives can be reached at 1-800-618-7643.

Statements and reports that the Fund sends to you include the following:

•    Confirmation statements (after every transaction that affects your account balance or your account registration)
•    Annual and semiannual shareholder reports (every six months)
•    Quarterly account statements

Transaction Services

Exchange Privilege. You may sell your shares and buy Class I shares of other Provident Investment Counsel Mutual Funds by telephone or in writing. Note that exchanges into each Fund are limited to shares of similar classes, four exchanges per calendar year, may under certain circumstances involve payment of a redemption fee, and may have tax consequences for you. Also see, “Shareholder Account Policies.”

Automatic Investment Plans
One easy way to pursue your financial goals is to invest money regularly. The Fund offers convenient services that let you transfer money into your Fund account automatically. Automatic investments are made on the day you select each month or, if that day is a weekend or holiday, on the prior business day. While automatic investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-618-7643 for more information.

Shareholder Account Policies
Dividends, Capital Gains and Taxes

The Fund distributes substantially all of its income and capital gains, if any, to shareholders each year in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-618-7643 for instructions. The Fund offers three options:

1.    Reinvestment Option. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2.    Income-Earned Option. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

3.    Cash Option. You will be sent a check for your dividend and capital gain distributions.

If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current net asset value and to reinvest all subsequent distributions.

For retirement accounts, all distributions are automatically reinvested. When you are over 59 ½ years old, you can receive distributions in cash.

When the Fund deducts a distribution from its NAV, the reinvestment price is the Fund’s NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

Understanding Distributions

As a Fund shareholder, you are entitled to your share of the Fund’s net income and gains on its investments. The Fund passes its net income along to investors as distributions which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains regardless of how long you have held your Fund shares. Every January, the Fund will send you and the IRS a statement showing the taxable distributions.

Taxes on Transactions. Your redemptions are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of the Fund, the Fund will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sale resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

Tax Issues. The Fund has elected, and intends to continue to qualify, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRS Code”), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the IRS Code relating to the sources of its income and diversification of assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the IRS Code. If the Fund is unable to meet certain IRS Code requirements, it may be subject to taxation as a corporation.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors receive from the Fund are considered ordinary income. Part of the distributions paid by the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders under the IRS Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of the Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund’s shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Fund.

Part of the Fund’s investment income may be subject to foreign income taxes that are withheld at the source. If the Fund meets certain requirements under the IRS Code, it may pass through these foreign taxes to shareholders, who may then claim, subject to applicable limitations, a credit or deduction against their own taxes for their share of foreign taxes paid.
By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

The Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the Statement of Additional Information.

Transactions Details

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to federal income tax withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold federal income taxes from your taxable distributions and redemptions.

You may initiate many transactions by telephone. The Fund may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Fund’s transfer agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the liability to redeem or exchange by telephone, call the Fund’s transfer agent for instructions.

The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See “Exchange Privilege.” Purchase orders may be refused if, in PIC’s opinion, they would disrupt management of the Fund.

Please note this about purchases:

•    All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.
•    The Fund does not accept cash, third-party checks , U.S. Treasury checks, credit card checks, travelers’ checks, starter checks, money orders or cashiers’ checks .
•    When making a purchase with more than one check, each check must have a value of at least $50.
•    The Fund reserves the right to limit the number of checks processed at one time.
•    If your check does not clear, your purchase will be canceled and a $25 fee will be assessed against your account by the transfer agent.  You will also be responsible for any losses suffered by the Fund as a result.

You may buy shares of the Fund or sell them through a broker, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with the Fund may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Please note this about redemptions:

•      Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.
•      Redemptions may be suspended or payment dates postponed beyond seven days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
•      The Fund reserves the right to deduct an annual maintenance fee of $15 from accounts with a value of less than $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the Fund’s transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.
•      The Fund also reserves the right to redeem the shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer ($500 for retirement accounts). The Fund will give you 30 days prior notice of its intention to close your account.

Please note this about exchanges:

As a shareholder, you have the privilege of exchanging shares of the Fund for Class I shares of other Provident Investment Counsel Mutual Funds. However, you should note the following:

•     The Fund you are exchanging into must be registered for sale in your state.
•     You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
•     Before exchanging into a Fund, read its prospectus.
•     Exchanges are considered a sale and purchase of Fund shares for tax purposes and may result in a capital gain or loss.
•              Because excessive trading can hurt Fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for the purposes of the four exchange limit.
•     Each Fund reserves the right to refuse exchange purchases by any person or group if, in PIC’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
•     The exchange may be subject to redemption fees.

Financial Highlights

This table shows the Predecessor Fund’s financial performance for the past five years. Certain information reflects financial results for a single Predecessor Fund share. For the periods shown, the Predecessor Fund invested in securities of its corresponding master portfolio (the “Portfolio”). “Total return” shows how much your investment in the Predecessor Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP for each of the five years in the period ended October 31, 2003. Independent auditor’s reports and the Predecessor Fund’s financial statements are included in the Annual Report, which is available upon request.

PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

Financial Highlights
For a share outstanding throughout each year

	Year ended October 31,

	2003	2002	2001	2000	1999

Net asset value, beginning of year	$10.58	$13.23	$39.06	$28.80	$18.13

Income for investment operations:
Net investment loss	(0.08)	(0.10)	(0.08)	(0.30)	(0.20)
Net realized and unrealized gain (loss) on investments	4.88	(2.55)	(9.61)	12.24	10.87

Total from investment operations	4.80	(2.65)	(9.69)	11.94	10.67

Less distributions:
From net realized gains	----	----	(16.14)	(1.68)	---

Net asset value, end of year	$15.38	$10.58	$13.23	$39.06	$28.80

Total return	45.37%	(20.03%)	(37.11%)	42.29%	58.85%

Ratios/supplemental data:
Net assets, end of year (millions)	$249.5	$126.6	$176.0	$239.5	$218.0
Ratios to average net assets: #‡
Expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment loss	(0.78%)	(0.75%)	(0.59%)	(0.64%)	(0.79%)
Portfolio turnover rate ◆	106.81%	100.71%	99.00%	143.39%	133.24%

#    Includes the Predecessor Fund’s shares of expenses, net of fees waived and expenses absorbed, allocated from the master Portfolio.
‡     Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 0.38%, 0.34%, 0.26%, 0.25%, and 0.27%, respectively.
◆    The portfolio turnover rate indicates the rate of the “master” Portfolio, in which all of the Predecessor Fund’s assets are invested.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•    Information we receive about you on applications or other forms;

•    Information you give us orally; and

•    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to nonaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information would be shared with unaffiliated third parties.

Provident Investment Counsel Mutual Funds

Provident Investment Counsel Small Cap Growth Fund

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semiannual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during their last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of the Fund’s reports and SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Provident Investment Counsel Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-618-7643
www.provnet.com

You can review and copy information including the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about the Fund are available:

Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov.

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act File No. is 811-07959)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Funds invest and the services available to shareholders.

[LOGO]

Provident Investment Counsel Funds
Mid Cap Fund, Class B
Small Cap Growth Fund, Class A

Advisor:
Provident Investment Counsel

Prospectus
December 24, 2003,
as revised on January 20, 2004

Risk/Return Summary

The Principal Goals, Strategies and Risks of the Funds

Provident Investment Counsel Small Cap Growth Fund

Goal: Long term growth of capital.

Strategy: The Provident Investment Counsel Small Cap Growth Fund (the “Small Cap Growth Fund”) invests at least 80% of its assets in the common stock of small-capitalization companies. Small-capitalization companies are those whose market capitalization range at the time of initial purchase are $50 million to $1.5 billion and/or those companies whose market capitalization size is consistent with the Russell 2000 Growth Index. As of the June 30, 2003 reconstitution, the market capitalization range of the Russell 2000 Growth Index was $7 million to $1.7 billion.  In selecting investments, Provident Investment Counsel ("PIC"), the Funds' investment advisor, does an analysis of individual companies and invests in those small-capitalization companies which it believes have the best prospects for future growth of earnings and revenue.

Risks: These primary investment risks apply to the Small Cap Growth Fund: market, small company and high portfolio turnover. See below for these risks and primary investment risks common to the Fund.

Provident Investment Counsel Mid Cap Fund

Goal: Long term growth of capital.

Strategy: The Provident Investment Counsel Mid Cap Fund (the “Mid Cap Fund”) invests at least 80% of its assets in the common stock of medium-sized companies at time of initial purchase. Medium-sized companies are those whose market capitalization range at the time of initial purchase are $1.0 billion to $11.0 billion and/or those companies whose market capitalization size is consistent with the Russell Midcap Growth Index. As of the June 30, 2003 reconstitution, the market capitalization range of the Russell Midcap Growth Index was $1.1 billion to $10.6 billion. In selecting investments, PIC does an analysis of individual companies and invests in those medium-capitalization companies which it believes have the best prospects for future growth of earnings and revenue.

Risks: These primary investment risks apply to the Mid Cap Fund: market, small and medium company and high portfolio turnover. See below for these risks and primary investment risks common to the Fund.

The Principal Risks of Investing in the Funds

By itself, no Fund is a complete, balanced investment plan. And no Fund can guarantee that it will reach its goal. As with all mutual funds, there is the risk that you could lose money on your investment in any of the Funds. For example, the following risks could affect the value of your investment:

Market Risk: The value of each Fund’s investments will vary from day to day. The value of each Fund’s investments generally reflects market conditions, interest rates and other company, political and economic news. Stock prices can rise and fall in response to these factors for short or extended periods of time. Therefore, when you sell your shares, you may receive more or less money than you originally invested.

Small and Medium Company Risk: Each Fund may invest in the securities of small and medium-sized companies. In addition, the Provident Investment Counsel Mid Cap Fund primarily invests in the securities of medium-sized companies and the Provident Investment Counsel Small Cap Growth Fund primarily invests in the securities of small-sized companies. The securities of medium and small, less well-known companies may be more volatile than those of larger companies. Such companies may have limited product lines, markets or financial resources and their securities may have limited market liquidity. These risks are greater for small-sized companies.

Foreign Securities Risk: The Funds may invest in foreign securities. Investments in foreign securities involve risks that are not typically associated with domestic securities. The performance of foreign securities depends on different political and economic environments and other overall economic conditions than domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. Foreign stock markets have different clearance and settlement procedures, and higher commissions and transaction costs, than U.S. markets. Certain other adverse developments could occur, such as expropriation or confiscatory taxation, political or social instability, or other developments that could adversely affect the Funds’ investments and its ability to enforce contracts.

Portfolio Turnover Risk: The Funds may experience high portfolio turnover. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect a Fund’s performance.

Who May Want to Invest

PLEASE NOTE: The Mid Cap Fund is only open to new investments by employees of Provident Investment Counsel.

The Mid Cap Fund may be appropriate for investors who are seeking capital appreciation through a portfolio of medium-size companies and are willing to accept the greater risk of investing in such companies.

The Small Cap Growth Fund may be appropriate for investors who are seeking capital appreciation through a portfolio of small-size companies and are willing to accept the greater risk of investing in such companies.

Performance

The Provident Investment Counsel Mid Cap Fund B (“the Predecessor Mid Cap Fund”) and Provident Investment Counsel Small Company Growth Fund A (the “Predecessor Small Cap Growth Fund”) began operations on March 31, 1999 and February 3, 1997 respectively, as mutual funds organized as a series of PIC Investment Trust, a Delaware statutory trust, (together, the “Predecessor Funds”), recently reorganized into Class B of the Provident Investment Counsel Mid Cap Fund and Class A of the Provident Investment Counsel Small Cap Growth Fund, respectively, newly formed series of Advisors Series Trust (the “Trust”). The Small Cap Growth Fund and the Mid Cap Fund (collectively referred to as the “Funds”) have each adopted an investment objective and certain investment strategies and policies identical as those of the Predecessor Funds. The bar chart and table reflect the Predecessor Funds’ performances for periods prior to the reorganization. The bar chart demonstrates the risks of investing in the Funds by showing changes in the Predecessor Funds’ performance from year to year. These risks are also demonstrated by the table below, which shows how the Predecessor Funds’ average annual returns compare over time with those of the Russell Midcap Growth Index and the Russell 2000 Growth Index. Unless otherwise indicated, the bar chart and table assume reinvestment of dividends and distributions. Performance reflects fee waivers in effect for certain periods. If these fee waivers were not in place, the Predecessor Funds’ performances would be reduced. Past performance (before and after taxes) is not an indication of future performance.

The bar chart above does not reflect sales charges, which would lower the returns shown

During the periods shown, the Predecessor Small Cap Growth Fund’s best performance for a quarter was 59.44% (for the fourth quarter 1999). The Predecessor Small Cap Growth Fund’s worst performance was -27.86% (for the third quarter 2001).

The Fund’s year to date total return as of December 31, 2003 was 49.63%.

Average Annual Total Returns as of December 31, 2003

	1 Year	5 Years	Predecessor Small Cap Growth Fund Since Inception February 3, 1997

Predecessor Small Cap Growth Fund (1)
Return Before Taxes	41.03%	5.23%	4.34%
Return After Taxes on Distributions	41.03%	5.23%	4.34%
Return After Taxes on Distributions and	26.67%	4.51%	3.76%
Sale of Fund Shares (2)
Russell 2000 Growth Index (3)	48.54%	0.86%	2.22%
________________
(1)      Includes maximum sales charge.
(2)     The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3)     The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. This index assumes the reinvestment of dividends and does not incur expenses and is not available for investment.

The bar chart above does not reflect sales charges, which would lower the returns shown.

During the periods shown, the Predecessor Mid Cap Fund’s best performance for a quarter was 26.22% (for the first quarter 2000). The Predecessor Mid Cap Fund’s worst performance was -30.88% (for the third quarter 2001).

The Mid Cap Fund’s year to date total return as of December 31, 2003 was 42.71%.

Average Annual Total Returns as of December 31, 2003

	1 Year	Predecessor Mid Cap Fund Since Inception March 31, 1999

Predecessor Mid Cap Fund (1)
Return Before Taxes	37.71%	7.47%
Return After Taxes on Distributions	37.71%	7.27%
Return After Taxes on Distributions and Sale of Fund shares (2)	24.51%	6.48%
Russell Mid-Cap Growth Index (3)	42.71%	1.40%
_________________________
(1)    Includes maximum sales charge.
(2)     The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3)     The Russell Mid-Cap Growth Index is an unmanaged index that measures the performance of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. This index assumes the reinvestment of dividends and does not incur expenses and is not available for investment.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Small Cap Growth Fund ( Class A)	Mid Cap Fund ( Class B)

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	5.75%	None
Maximum deferred sales (load) charge
(as a percentage of purchase or sale price, whichever is less)	None	5.00%
Redemption fee fee (1)	1.00%	1.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
	Small Cap Growth Fund ( Class A)	Mid Cap Fund (Class B)

Management Fee	0.80%	0.70%
Distribution and Service (12b-1) Fees	0.25%	0.00% (3)
Other Expenses (2)	0.22%	4.50%
Shareholder Services Fee	0.15%	0.25%

Total Annual Fund Operating Expenses	1.42%	5.45%
Expense Reimbursements	(0.02%)	(3.80%)

Net Expenses (4)	1.40%	1.65%

_________________________
(1)        Shareholders of the Small Cap Growth Fund and Mid Cap Fund will be charged a 1% fee on redemptions made within one month of purchase. The Funds’ transfer agent charges a $15 fee for each wire transfer. .
(2)        The tables above and the Examples below reflect the estimated expenses of the Funds and include custodian, transfer agency, and other customary expenses.
(3)        The Mid Cap Fund has adopted a Distribution and Shareholder Services Plan, but only charges 0.25% out of the permitted 1.00% under the Plan, but has not yet charged any fees under the plan.
(4)        The Funds have entered an expense reimbursement agreement with the Provident Investment Counsel (“PIC”), until such contractual arrangement is terminated by the Board of Trustees, under which PIC has agreed to limit the Funds’ Net Annual Fund Operating Expenses, excluding interest and taxes, to not more than 1.40% of average daily net assets Class A of the for the Small Cap Growth Fund and 1.65% for Class B of the Mid Cap Fund. Under this expense reimbursement agreement, the Advisor may request reimbursement of previously absorbed expenses at any time before the end of the third fiscal year after the fiscal year in which the expenses were absorbed. To request reimbursement, each Fund’s current aggregate operating expenses must be below the applicable limitation. The Board of Trustees must review and approve the proposed reimbursement and may terminate the expense reimbursement arrangement at any time. Without the expense reimbursement, the Total Annual Fund Operating Expenses would be 1.42% for Class A of the Small Cap Growth Fund and 5.45% for Class B of the Mid Cap Fund.

Example: These examples are to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This example is based upon Net Annual Fund Operating Expenses as set forth in the above table. It assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses have remained the same. Although your actual costs may be higher or lower, based on these assumptions, the cost would be:

	1 Year	3 Years	5 Years	10 Years

Small Cap Growth Fund, Class A	$ 709	$ 993	$ 1,297	$ 2,158
Mid Cap Fund, Class B	$ 668	$ 820	$ 1,097	$ 1,955

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Small Cap Growth Fund, Class A	$ 709	$ 993	$ 1,297	$ 2,158
Mid Cap Fund, Class B	$ 168	$ 520	$ 897	$ 1,955

More Information About the Funds’ Investments, Strategies and Risks

This section gives more information about how each Fund invests.

Provident Investment Counsel (“PIC”) supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC’s research professionals meet personally with the senior officers of the companies in the Funds to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC’s investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. This is often referred to as a “bottom-up” approach to investing. PIC seeks companies that have displayed exceptional profitability, market share, return on equity, reinvestment rates and sales and dividend growth. Companies with significant management ownership of stock, strong management goals, plans and controls, and leading proprietary positions in given market niches are especially attractive. Finally, the valuation of each company is assessed relative to its industry, earnings growth and the market in general.

The Funds invest to a limited degree in foreign securities, but is authorized to invest up to 20% of its total assets in such securities. Foreign investments involve additional risks including currency fluctuations, political and economic instability, differences in financial reporting standards, and less stringent regulation of securities markets.

Each Fund seeks to spread investment risk by diversifying its holdings among many companies and industries. PIC normally invests the Funds’ assets according to its investment strategy. However, the Funds may depart from its principal investment strategies by making short-term investments in high-quality cash equivalents for temporary, defensive purposes. The Funds may invest up to 100% of its assets in temporary defensive investments. At those times, the Funds would not be seeking its investment objective.

Provident Investment Counsel Small Cap Growth Fund

The Small Cap Growth Fund seeks long-term growth of capital by investing primarily in the common stock of small companies.

PIC will invest at least 80%, and normally at least 95%, of the Fund’s total assets in these securities. The Small Cap Growth Fund has flexibility, however, to invest the balance in other market capitalizations and security types. Investing in small capitalization stocks may involve greater risk than investing in large or medium capitalization stocks, since they can be subject to more abrupt or erratic movements in value. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices tend to be more volatile.

The majority of our sell disciplines are based on fundamental changes. Each week at our formal investment group meeting we review:

•    Fundamental changes in a company or industry outlook
•    If the company has met or exceeded our price target/valuation
•    Stocks which have declined materially from cost
•    All bottom decile performers
•    Stocks showing technical weakness
•    Relative price-to-earnings ratios (P/E to growth rate and P/E relative to historical)
•    “Graduates” where the market cap exceeds criteria due to price appreciation

Provident Investment Counsel Mid Cap Fund

The Mid Cap Fund seeks long term growth of capital by investing primarily in the common stock of medium-sized companies.

PIC will invest at least 80% of the Mid Cap Fund’s total assets in these securities. The Mid Cap Fund has flexibility, however, to invest the balance in other market capitalizations and security types. Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements in value. However they tend to involve less risk than stocks of small companies.

In determining whether to sell a security, PIC considers the following:

•    Fundamental changes in a company or industry outlook
•    If the company has met or exceeded our price target/valuation
•    Stocks which have declined materially from cost
•    All bottom decile performers
•    Stocks showing technical weakness
•    Relative price-to-earnings ratios (P/E to growth rate and P/E relative to historical)
•    “Graduates” where the market cap exceeds criteria due to price appreciation

Management

PIC is the investment advisor to the Fund. PIC’s address is 300 North Lake Avenue, Pasadena, California, 91101. PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of Old Mutual plc. Old Mutual is a United Kingdom-based financial services group with substantial asset management, insurance and banking businesses. An investment committee of PIC formulates and implements an investment program for each Fund, including determining which securities should be bought and sold.

Each Fund pays an investment advisory fee to PIC for managing the Fund’s investments. For the fiscal year ended October 31, 2003, the Portfolio in which the Predecessor Small Cap Growth Fund invested paid the Advisor 0.73% net of waiver and for the Portfolio in which the Predecessor Mid Cap Fund invested the Advisor waived its advisory fee based on the respective Fund’s average daily net assets.

Your Account

Ways to Set Up Your Account

Individual or Joint Tenant for your General Investment Needs

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

Retirement
To shelter your retirement savings from taxes

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

•    Individual Retirement Accounts (IRAs) allow anyone of legal age and under 70 ½ with earned income to invest up to $3,000 per tax year. Individuals can also invest in a spouse’s IRA if the spouse has earned income of less than $250.
•     Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.
•    Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $40,000 per year.
•    Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
•    403(b) Custodial Accounts are available to employees of most tax-exempt institutions, including schools, hospitals and other charitable organizations. These accounts need to be established by the trustee of the plan.
•    401(K) Programs allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Gifts or Transfers to Minor
(UGMA, UTMA)

To invest for a child’s education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $11,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

Trust
For money being invested by a trust

The trust must be established before an account can be opened.

Business or Organization
For investment needs of corporations, associations, partnerships or other groups

Does not require a special application.

Calculation of Net Asset Value

Once each business day, each Fund calculates its net asset value per share (“NAV”). NAV is calculated at the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4 p.m., Eastern time. NAV will not be calculated on days that the NYSE is closed for trading.

Each Fund’s assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees of the Trust (the “Board” or “Trustees”) believes accurately reflects fair value.

Description of Classes
The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares for each Fund. The Small Cap Growth Fund currently offers two classes of shares – Class A and I. The Mid Cap Fund currently offers one class of shares – Class B. This prospectus offers only Class A shares of Small Cap Growth Fund and Class B shares of Mid Cap Fund.

With the Class A shares of the Small Cap Growth Fund, you will pay a sales charge when you initially invest in the Fund. The Small Cap Growth Fund’s Class A shares impose a Shareholder-Servicing fee and a Rule 12b-1 fee against the shares of the class and over time could cost you more than if you paid other types of sales charges.

With Class B shares of the Mid Cap Fund, you will pay a contingent deferred sales charge. The Mid Cap Fund’s Class B shares impose a Shareholder-Servicing fee against the shares of the class and over time could cost you more than if you paid other types of sales charges.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is put to work from the outset.

Class A Shares

Class A shares are sold at the public offering price, which includes a front-end sales charge. Shares are purchased at the next NAV calculated after your investment is received by the Fund’s transfer agent with complete information and meeting all the requirements discussed in this Prospectus, including the shares charge. The sales charge declines with the size of your purchase, as shown below:

Your investment	As a % of offering price	As a % of your investment

Up to $49,999	5.75%	6.10%
$50,000 to $99,999	4.50%	4.71%
$100,000 to $249,999	3.50%	3.63%
$250,000 to $499,999	2.50%	2.56%
$500,000 to $999,999	2.00%	2.04%
$1,000,000 and over	None*	None*

___________________
*    Shareholders who buy $1 million of Class A shares without paying a sales charge will be charged a 1% fee on redemptions made within one year of purchase.

Class A Sales Charge Waivers

Shares of Class A may be sold at net asset value (free of any sales charge) to:

(1) shareholders investing $1 million or more; (2) shareholders of the Small Company Growth Fund I who are now shareholders of the Small Cap Growth Fund, Class A (formerly Small Company Growth Fund A) as a result of a merger in 2000; (3) current or retired directors, trustees, partners, officers and employees of the Trust, PIC and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons; (4) current or retired registered representatives of broker-dealers having sales agreements with the Distributor or full-time employees and their spouses and minor children and plans of such persons; (5) investors who redeem shares from an unaffiliated investment company which has a sales charge and use the redemption proceeds to purchase Class A shares within 60 days of the redemption; (6) trustees or other fiduciaries purchasing shares for certain retirement plans or organizations with 60 or more eligible employees; (7) investment advisors and financial planners who place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services; (8) employee-sponsored benefit plans in connection with purchases of Class A shares made as a result of participant-directed exchanges between options in such a plan; (9) “fee based accounts” for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the Distributor or another broker-dealer or financial institution with respect to sales of Class A shares; (10) investors making purchases through retail fund “supermarkets”; and (11) such other persons as are determined by the Board (or by the Distributor pursuant to guidelines established by the Board) to have acquired Class A shares under circumstances not involving any sales expense to the Trust or the Distributor.

Class A Sales Charge Reductions

There are several ways you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule. You must bring to the Distributor’s or your broker-dealer’s attention whether you are eligible for these reductions when you purchase your shares. These can be combined in any manner.

Accumulation Privilege – This lets you add the value of shares of any Provident Investment Counsel Class A shares you and your family already own to the amount of your next purchase of Class A shares for purposes of calculating the sales charge.

Letter of Intent – This lets you purchase Class A shares of one or more of the Provident Investment Counsel Funds Class A shares over a 13-month period and receive the same sales charge as if all the shares had been purchased at one time.

Class B Shares

The price you will pay to buy Class B shares is based on the Fund’s NAV. Shares are purchased at the next NAV calculated after your investment is received by the Fund’s transfer agent with complete information and meeting all the requirements discussed in this Prospectus.

You may be charged a contingent deferred sales charge (“CDSC”) if you sell your Class B shares within a certain time after you purchased them. There is no CDSC imposed on shares which you acquire by reinvesting your dividends. The CDSC is based on the original cost of your shares or the market value of them when you sell, whichever is less. When you place an order to sell your shares, we will first sell any shares in your account which are not subject to a CDSC. Next, we will sell shares subject to the lowest CDSC.

The CDSC for Class B shares is as follows:
Years after Purchase	CDSC

1	5.00%
2	4.00%
3	3.00%
4	3.00%
5	2.00%
6	1.00%
Within the 7th Year	None
After seven years, your Class B shares will not be charged a CDSC.

CDSC Waivers . The CDSC for Class B shares may be reduced or waived under certain circumstances and for certain groups. Call 1-800-618-7643 for details. If you notify the Transfer Agent at the time of redemption, the CDSC for Class B shares will be waived in the following cases:

•    Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.
•    Mandatory distributions from a tax-deferred retirement plan or an IRA.
•    Reinvestment of dividends and capital gains distributions.
•    For current or retired directors, trustees, partners, officers and employees of PIC and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons.

Distribution (12b-1) Plans

The Trust has adopted plans pursuant to Rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. With respect to Class A shares of the Small Cap Growth Fund, the plan provides for the payment of a distribution fee at the annual rate of up to 0.25% of average daily net assets. With respect to Class B shares of the Mid Cap Fund, the plan provides for the payment of a distribution fee at the annual rate of up to 0.75% of average daily net assets. Because these fees are paid out of the Funds’ assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Currently, the Board is waiving all of the fees and is not accruing any amount for Mid Cap Fund under this plan, because Mid Cap Fund discontinued further sales of shares of the Fund.

Shareholder Services Plan

In addition, the Trust, on behalf of the Funds, has entered into a Shareholder Services Plan with PIC. Under the Shareholder Services Plan, PIC will provide, or arrange for others to provide, certain shareholder services to shareholders of the Funds. The Shareholder Services Plan provides for the payment to PIC of a service fee at the annual rate of 0.15% of Class A of the Small Cap Growth Fund’s average daily net assets and 0.25% of Class B of the Mid Cap Fund’s average daily net assets.

How to Buy Shares

PLEASE NOTE: The Mid Cap Fund is only open to new investments by employees of Provident Investment Counsel.

When placing your purchase with the Funds, make sure your purchase is in good order. “Good order” purchase requests means that your purchase request includes:

•    the name of the Fund
•    the dollar amount of shares to be purchased
•    accurately completed application or investment stub
•      check payable to “Provident Investment Counsel Mutual Funds”

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-618-7643 for more information and a retirement application.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call 1-800-618-7643 before sending each wire.

In compliance with the USA Patriot Act of 2001, please note that the Fund’s transfer agent will verify certain information on your Account Application as part of the Trust’s Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Fund’s transfer agent at 1-800-618-7643 if you need additional assistance when completing your Application.

If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. Each Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Minimum Investments

To Open an Account	$2,000
For retirement accounts	$ 250
For automatic investment plans	$ 250

To Add to an Account	$ 250
For retirement plans	$ 250
Through automatic investment plans	$ 250

Minimum Balance	$1,000
For retirement accounts	$ 500

For Information: 1-800-618-7643

To Invest

By Mail:
Provident Investment Counsel Mutual Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Wire:
Call: 1-800-618-7643 to set up an account and arrange a wire transfer

By Overnight Delivery:
Provident Investment Counsel Mutual Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3 rd Floor
Milwaukee, WI 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

How to Sell Shares

You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received by the Fund’s transfer agent with complete information and meeting all the requirements discussed in this Prospectus. You may be charged a CDSC on the sale of your Class B shares.

To sell shares in a non-retirement account, you may use any of the methods described on these two pages. If you are selling some but not all of your shares, you must leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Funds from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

•    You wish to redeem more than $100,000 worth of shares.
•    The redemption is being mailed to a different address from the one on your account (record address).
•    The redemption is being made payable to someone other than the account owner.
•    The redemption is being sent by federal wire transfer to a bank other than the bank of record of the account owner.
•    A change of address request has been received by the transfer agent within the last 15 days.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Fund’s transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

Selling Shares in Writing

Write a “letter of instruction” with:

•    Your name;
•    Your Fund account number;
•    The dollar amount or number of shares to be redeemed; and
•    Any other applicable requirements listed under “Important Redemption Information.”

Unless otherwise instructed, the Fund’s transfer agent will send a check to the record address.

Mail your letter to:
Provident Investment Counsel Mutual Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Important Redemption Information

	Account Type	Special Requirements

Phone 1-800-618-7643	All account types except retirement. Retirement account redemptions must be made in writing.	* Your telephone call must be received by 4 p.m. Eastern time to be redeemed on that day (maximum check request $100,000).

Mail or in Person	Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA	* The letter of instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

	Retirement Account	* The account owner should provide a letter of instruction.

	Trust	* The trustee must sign the letter indicating capacity as trustee. If the trustee’s name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

	Business or Organization	* At least one person authorized by corporate resolutions to act on the account must sign the letter.

* Include a corporate resolution with corporate seal or a signature guarantee.

	Executor, Administrator,	* Call 1-800-618-7643 for instructions.
Conservator, Guardian

Wire	All account types except retirement. Retirement account redemptions must be made in writing.	* You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-618-7643. Minimum redemption wire: $5,000.

* Your wire redemption request must be received by the Fund before 4 p.m. Eastern time for money to be wired the next business day

* You will be charged a $15 fee for each wire redemption.

Redemption Fee. The Fund imposes a 1% redemption fee on redemptions of shares held for less than one month. The fee is deducted from your proceeds and is retained by the fund for the benefit of its long-term shareholders.

The Fund is intended for long-term investors. Short-term "market-timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a fee on redemptions of Fund shares purchased and held for less than one month. Although the Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. Further, the Fund, in its discretion, after consideration of the best interests of the Fund and its shareholders, may choose not to apply the redemption fee to redemptions that do not indicate market timing strategies. In addition, the fee does not apply to shares purchased through reinvested dividends or capital gains.

Redemption-in-Kind. The Funds reserve the right to redeem your shares “in-kind.” For example, if you redeem a large number of shares and the Funds are unable to sell securities to raise cash, the Funds may send you a combination of cash and a share of the Fund’s securities. The Funds do not expect to do so except in unusual circumstances. If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Investor Services
The Funds provide a variety of services to help you manage your account.

Information Services
The Funds’ telephone representatives can be reached at 1-800-618-7643.

Statements and reports that PIC sends to you include the following:

•    Confirmation statements (after every transaction that affects your account balance or your account registration)
•    Annual and semi-annual shareholder reports (every six months)
•    Quarterly account statements

Householding. In an effort to decrease costs, we intend to reduce the number of duplicate prospectuses, annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-618-7643 to request individual copies of these documents. Once we receive notice to stop householding we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Transactions Services

Systematic withdrawal plans let you set up periodic redemptions from your account. These redemptions take place on the day you select each month or, if that day is a weekend or holiday, on the prior business day. This service is available to Class A account holders only.

Automatic Investment Plans

One easy way to pursue your financial goals is to invest money regularly. The Funds offer convenient services that let you transfer money into your Fund account automatically. Automatic investments are made on the day you select each month or, if that day is a weekend or holiday, on the prior business day. While automatic investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-618-7643 for more information.

Reinstatement after Redemption

If you redeem shares in your Small Cap Growth Fund’s Class A account, you can reinvest within 90 days from the date of redemption all or any part of the proceeds in shares of the same Fund, at net asset value, on the date the Fund’s transfer agent receives your purchase request. To take advantage of this option, send your reinstatement check along with a written request to the Fund’s transfer agent within ninety days from the date of your redemption. Include your account number and a statement that you are taking advantage of the “Reinstatement Privilege.” If your reinstatement is into a new account, it must meet the minimum investment and other requirements of the Fund into which the reinstatement is being made.

Shareholder Account Policies

Dividends, Capital Gains and Taxes

The Funds distribute substantially all of their net income and capital gains, if any, to shareholders each year in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-618-7643 for instructions. The Funds offer three options:

1.    Reinvestment Option. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2.    Income-Earned Option. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

3.    Cash Option. You will be sent a check for your dividend and capital gain distributions.

If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current net asset value and to reinvest all subsequent distributions.

For retirement accounts, all distributions are automatically reinvested. When you are over 59 ½ years old, you can receive distributions in cash.

When a Fund deducts a distribution from its NAV, the reinvestment price is the Fund’s NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

Understanding Distributions

As a Fund shareholder, you are entitled to your share of each Fund’s net income and gains on its investments. The Funds pass net income along to investors as distributions which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains regardless of how long you have held your Fund shares. Every January, the Fund will send you and the IRS a statement showing the taxable distributions.

Taxes on Distributions. Your redemptions are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of a Fund, the Fund will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sale resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

Tax Issues. The Funds have elected, and intends to continue to qualify, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRS Code”), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the IRS Code relating to the sources of its income and diversification of assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the IRS Code. If the Funds are unable to meet certain IRS Code requirements, it may be subject to taxation as a corporation.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors receive from the Funds are considered ordinary income. Part of the distributions paid by the Funds may be eligible for the dividends-received deduction allowed to corporate shareholders under the IRS Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of the Funds is treated by shareholders as long-term capital gains regardless of the length of time the Fund’s shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares each of the Funds.

Part of the Funds’ investment income may be subject to foreign income taxes that are withheld at the source. If the Funds meet certain requirements under the IRS Code, it may pass through these foreign taxes to shareholders, who may then claim, subject to applicable limitations, a credit or deduction against their own taxes for their share of foreign taxes paid.
By law, the Funds must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

The Funds will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of each of the Funds. Additional information on tax matters relating to the Funds and its shareholders is included in the Statement of Additional Information.

Transaction Details

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to federal income tax withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Funds to withhold federal income taxes from your taxable distributions and redemptions.

You may initiate many transactions by telephone. The Funds may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Funds’ transfer agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the liability to redeem by telephone, call the Funds’ transfer agent for instructions.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order. Purchase orders may be refused if, in the Funds’ opinion, they would disrupt management of the Funds.

Please note this about purchases:

•    All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.
•    The Funds do not accept cash, third party checks , money orders, U.S. Treasury checks, credit card checks, travelers’ checks, starter checks or cashiers’ checks.
•    When making a purchase with more than one check, each check must have a value of at least $50.
•    Each Fund reserves the right to limit the number of checks processed at one time.
•    If your check does not clear, your purchase will be canceled and a $25 fee will be assessed against your account by the transfer agent. You will also be responsible for any losses suffered by the Fund as a result.

You may buy shares of a Fund or sell them through a broker that has executed an agreement with the Funds’ Distributor to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Funds’ transfer agent, and you will pay or receive the next price calculated by the Funds. The broker (or agent) holds your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Funds may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ prospectuses.

Certain financial institutions that have entered into sales agreements with the Funds’ Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Funds are priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Please note this about redemptions:

•      Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.
•     Redemptions may be suspended or payment dates postponed beyond seven days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
•     The Funds reserve the right to deduct an annual maintenance fee of $15 from accounts with a value of less than $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.
•     The Funds also reserve the right to redeem the shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer ($500 for retirement accounts). The Funds will give you 30 days prior notice of its intention to close your account. You will not be charged a CDSC for a low balance redemption from a Class B.
•     Redemptions may be subject to a redemption fee.

Financial Highlights

These tables show the financial performance for the Predecessor Funds for the periods shown. Certain information reflects financial results for a single Predecessor Fund share. For the periods shown, the Predecessor Funds invested in securities of its corresponding master portfolio (the “Portfolio”). “Total return” shows how much your investment in a Predecessor Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP for each of the five most recent years in the period ended October 31, 2003. Independent auditor’s reports and the Predecessor Funds’ financial statements are included in the Annual Reports which are available upon request.

Financial Highlights For a share outstanding throughout each year

Predecessor Small Cap Growth Fund

	Year ended October 31,

	2003	2002	2001	2000	1999

Net asset value, beginning of year	$9.65	$12.13	$19.38	$13.55	$8.50

Income for investment operations:
Net investment income (loss)	(0.15)	(0.13)	(0.15)	0.10 ††	(0.30)
Net realized and unrealized gain (loss) on investments	4.47	(2.35)	(7.10)	5.73	5.35

Total from investment operations	4.32	(2.48)	(7.25)	5.83	5.05
Net asset value, end of year	$13.97	$9.65	$12.13	$19.38	$13.55

Total return	44.77%	(20.45%)	(37.41%)	43.03%	59.41%

Ratios/supplemental data:
Net assets, end of year (millions)	$42.2	$35.3	$39.6	$59.5	$0.9
Ratios to average net assets: #‡
Expenses	1.45%	1.45%	1.45%	1.45%	1.55%
Net investment loss	(1.23%)	(1.20%)	(1.04%)	(0.93%)	(1.35%)
Portfolio turnover rate ◆	106.81%	100.71%	99.00%	143.39%	133.24%

#     Includes the Predecessor Small Cap Growth Fund’s share of expenses, net of fees waived and expenses absorbed, allocated from the related master Portfolio.
‡      Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 0.64%, 0.41%, 0.36%, 0.43%, and 5.85% respectively.
††    Per share numbers have been calculated using the average shares method.
◆    Prior to the reorganization the Predecessor Small Cap Growth Fund into the Small Cap Growth Fund. The Predecessor Small Cap Growth Fund invested all of its assets into a “master” portfolio as part of a master-feeder structure. The portfolio turnover rate indicates the rate of the “master” Portfolio, in which all of the Predecessor Small Cap Growth Fund’s assets were invested.

Financial Highlights For a share outstanding throughout each period

Predecessor Mid Cap Fund
	Year ended October 31,

					March 31, 1999* through
	2003	2002	2001	2000	October 31,1999

Net asset value, beginning of period	$12.85	$15.47	$30.42	$15.60	$13.03

Income for investment operations:
Net investment loss	(0.29)	(0.37)	(0.36)	(0.31)	(0.02)
Net realized and unrealized gain (loss) on investments	5.06	(2.25)	(13.37)	15.13	2.59

Total from investment operations	4.77	(2.62)	(13.73)	14.82	2.57
Less distributions:
From net realized gain	------	------	(1.22)	------	-----

Net asset value, end of period	$17.62	$12.85	$15.47	$30.42	$15.60

Total return	37.12%	(16.94%)	(46.85%)	95.00%	19.72%	^

Ratios/supplemental data:
Net assets, end of period (millions)	$3.7	$3.5	$5.6	$9.4	$0.7
Ratios to average net assets: #‡
Expenses	2.14%	2.14%	2.14%	2.14%	2.14	%†
Net investment loss	(1.87%)	(1.99%)	(1.79%)	(1.76%)	(1.69	%)†
Portfolio turnover rate ◆	133.51%	259.63%	148.64%	185.88%	144.64%

*     Commencement of operations.
†      Annualized.
^     Not annualized.
#     Includes the Predecessor Mid Cap Fund’s share of expenses, net of fees waived and expenses absorbed, allocated from the related master Portfolio.
‡      Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 8.24%, 1.89%, 1.39%, 1.61%, and 95.73%, respectively.
◆    Prior to the reorganization of the Predecessor Mid Cap Fund into the Mid Cap Fund. The Predecessor Mid Cap Fund invested all of its assets into a “master” portfolio as part of the master-feeder structure. The portfolio turnover rate indicates the rate of the “master” Portfolio, in which all of the Predecessor Mid Cap Fund’s assets were invested.

Privacy Notice

The Funds collect non-public information about you from the following sources:

•    Information we receive about you on applications or other forms;

•    Information you give us orally; and

•    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to nonaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information would be shared with unaffiliated third parties.

Provident Investment Counsel Mutual Funds

Provident Investment Counsel Small Cap Growth Fund
Provident Investment Counsel Mid Cap Fund

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

You can get free copies of the Funds’ reports and SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

Provident Investment Counsel Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-618-7643
www.provnet.com

You can review and copy information including the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about the Funds are available:

Free of charge from the Commission’s EDGAR database on the Commission’s Internet web site at http://www.sec.gov.

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act File No. is 811-07959)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders.

[LOGO]

Provident Investment Counsel Twenty Fund – Class I

Advisor:
Provident Investment Counsel

Prospectus
December 24, 2003,

as revised on January 20, 2004

Table of Contents

Page

Risk/Return Summary	2
The Principal Goals, Strategies and Risks of the Fund	2
The Principal Risks of Investing in the Fund	3
Who May Want to Invest	4
Performance	4
Fees and Expenses	6
Management	7
Ways to Set Up Your Account	8
Calculation of Net Asset Value	8
How to Buy Shares	8
How to Sell Shares	9
Selling Shares in Writing	10
Important Redemption Information	10
Investor Services	11
Dividends, Capital Gains and Taxes	12
Distribution Options	12
Understanding Distributions	14
Transaction Details	13
Financial Highlights	15
PRIVACY NOTICE	16

Risk/Return Summary

The Principal Goals, Strategies and Risks of the Fund

Goal: Long term growth of capital. The Fund may change its objective without shareholder approval.

Strategy: Normally, the Provident Investment Counsel Twenty Fund (the “Fund”) invests in approximately 15-30 stocks selected primarily from the stocks contained within the S&P/BARRA Growth and Russell 1000 Growth Indices. The Fund may also invest in companies contained within the S&P/BARRA Value and Russell 1000 Value Indices. The Fund primarily emphasizes large companies (i.e., companies with market capitalizations of $3 billion or greater at the time of purchase). In selecting investments, Provident Investment Counsel (“PIC”), the Fund’s investment advisor does an analysis of, and invests in, individual companies that have at least one or more catalysts for growth. The catalysts may include matters such as new products, exploitation of demographic trends, proprietary products, gaining market share, and/or an improving cost structure that will permit the companies to attain or maintain very strong earnings per share growth.

PIC also seeks companies that have significant management ownership, well thought-out management goals and growth plans supported by stringent controls, and a commitment to enhancing shareholder value.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

PIC narrows the Fund’s investment universe of potential investments to develop a watch list of approximately 350 names by screening for:

•     Large companies (i.e., companies with market capitalization of $3 billion or more at the time of purchase);
•     Companies that meet its revenue and earnings growth expectations (normally exceeding the average revenue and earnings growth expectations for the market on which the security is primarily traded); and
•     Companies that PIC believes possess superior financial characteristics relative to the company’s competitors/peers and that of the market on which the security is primarily traded.

Through further research employing technical and fundamental screens, company contact and communication with other research firms, PIC develops a buy list of no more than 60 stocks. Using a “bottom-up” security selection process (i.e., focusing on individual stocks rather than industries or sectors) PIC searches for companies:

•      Possessing at least one catalyst for growth, such as new products, exploiting demographic trends, proprietary products, gaining market share and/or a changing cost structure in order to attain or maintain very strong earnings per share growth;
•      Where management owns a significant portion of the company’s stock; and
•      Having strong management goals and growth plans supported by stringent controls and a commitment to enhancing shareholder value.

Finally, PIC conducts regular meetings of its Fund Management Team, during which the team reviews individual security holdings and weightings, proposed new purchases and sales, sector weights, and performance attribution. The team evaluates a number of key economic and market criteria, and assesses the current environment for equity investments to help confirm its analysts’ stock recommendations. PIC then focuses the assets of the Fund on its best investment ideas.

A sell decision is most often triggered when there is a fundamental change in a company, or when a strategic shift takes place in the overall strategy. Our ongoing review of holdings continues as we monitor companies that have:

•    Met or exceeded our price target
•    Declined 20 percent from average cost
•    A P/E ratio that has reached extremes (P/E to growth ratio and P/E relative to historical levels)
•    Negative earnings revisions

PIC normally invests the Fund’s assets according to its investment strategy. However, the Fund may depart from its principal investment strategies by making short-term investments in high-quality cash equivalents for temporary, defensive purposes. The Fund may invest up to 100% of its assets in temporary defensive investments. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested. To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Principal Risks of Investing in the Fund

Management Risks. As with all mutual funds, at any time, your investment in the Fund may be worth more or less than the price you originally paid for it. There is also a possibility that the Fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because PIC did not implement its strategy properly. You may lose money by investing in the Fund.

Equity Risks. As with all equity funds, the risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Growth Company Risks. The Fund invests primarily in stocks of companies that PIC believes will have above average revenue and earnings growth for the market on which the stock is primarily traded. Such companies’ earnings and/or revenues may not grow as quickly as projected. In addition, “growth stocks” may under perform other segments of the equity markets or the markets as a whole as a result of various factors such as a downturn in the economy or the prospects for a particular sector of the economy.

Non-Diversification Risks. Since the Fund is nondiversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Diversifying a mutual fund’s investment can reduce the risks of investing by limiting the amount of money it invests in any one issuer. Therefore, being non-diversified may cause the value of the Fund’s shares to be more sensitive to changes in the market value of a single issuer than diversified mutual funds.

Foreign Securities Risk. The Fund may invest in foreign securities. Investments in foreign securities involve risks that are not typically associated with domestic securities. The performance of foreign securities depends on different political and economic environments and other overall economic conditions than domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. Foreign stock markets have different clearance and settlement procedures, and higher commissions and transaction costs, than U.S. markets. Certain other adverse developments could occur, such as expropriation or confiscatory taxation, political or social instability, or other developments that could adversely affect the Fund’s investments and its ability to enforce contracts.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund’s performance.

Who May Want to Invest

The Fund may be appropriate for investors who are seeking long term growth of capital.

Performance

The Provident Investment Counsel Twenty Fund I (the “Predecessor Fund”) began operations on April 30, 2000 as a series of UAM Funds Trust. On April 1, 2002, the Predecessor Fund became a series of PIC Investment Trust, a Delaware statutory trust. It has recently reorganized into the Provident Investment Counsel Twenty Fund, a newly formed series of Advisors Series Trust (the “Trust”). The Fund adopted an investment objective and certain investment strategies and policies identical as those of the Predecessor Fund. The bar chart and table reflect the Predecessor Fund’s performance for periods prior to the reorganization. The bar chart demonstrates the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year. The table below also demonstrates these risks, which shows how the Predecessor Fund’s average annual returns compare over time with those of the S&P 500 Index and the Russell 1000 Growth Index. Unless otherwise indicated, the bar chart and table assume reinvestment of dividends and distributions. Performance reflects fee waivers in effect for certain periods. If these fee waivers were not in place, the Predecessor Fund’s performance would be reduced. Past performance (before and after taxes) is not an indication of future performance.

Predecessor Fund
Calendar Year Total Returns (%)*

During the periods shown, the Predecessor Fund’s best performance for a quarter was 18.77% (for the fourth quarter 2001). The Predecessor Fund’s worst performance was –32.21% (for the first quarter 2001).

The Predecessor Fund’s year-to-date return as of December 31, 2003 was 29.55%.

*    During the calendar years 2000 and 2001, the Predecessor Fund was a series of UAM Funds Trust. During most of the calendar year 2002, the Predecessor Fund was a series of PIC Investment Trust.

Average Annual Total Return as of December 31, 2002

	1 Year	Since Inception (12/29/1999)

Predecessor Fund
Return Before Taxes	29.55%	(23.50%)
Return After Taxes on Distributions	29.55%	(23.50%)
Return After Taxes on Distributions and Sale of Fund Shares (1)	19.20%	(18.50%)
S&P 500 Index (2)	28.68%	(5.24%)
Russell 1000 Growth Index (3)	29.75%	(12.77%)
_______________
(1)   The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the other return figures because when a capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(2)   The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies. This index is generally considered representative of the U.S. large capitalization market. This index assumes the reinvestment of dividends and does not incur expenses and is not available for investment.
(3)   The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. This index assumes the reinvestment of dividends and does not incur expenses and is not available for investment.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	None
Maximum deferred sales (load) charge
(as a percentage of purchase or sale price, whichever is less)	None
Redemption fee and Exchange fee (1)	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.90%
Other Expenses	0.78%
Shareholder Servicing Fee	0.15%

Total Annual Fund Operating Expenses	1.83%
Expense Reimbursements	(-0.73%)

Net Expenses [2]	1.10%

____________________________
(1)   Shareholders will be charged 1.00% fee on redemptions or exchanges made within one month of purchase. The Fund’s transfer agent charges a $15 fee for each wire transfer and a $5 fee for each telephone exchange.
(2)   The Fund has entered into an expense reimbursement agreement with PIC, until such contractual arrangement is terminated by the Board of Trustees, under which PIC has agreed to limit the Fund’s Net Annual Fund Operating Expenses, excluding interest and taxes, to not more than 1.10% of average daily net assets. Under this expense reimbursement agreement, PIC may request reimbursement of previously absorbed expenses at any time before the end of the third fiscal year after the fiscal year in which the expenses were absorbed. To request reimbursement, the Fund’s current aggregate operating expenses must be below the applicable limitation. The Board of Trustees must review and approve the proposed reimbursement and may terminate the expense reimbursement arrangement at any time. Without the expense reimbursement, the Total Annual Fund Operating Expenses would be 1.83%.

Example: This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example is based upon Net Expenses as set forth in the above table. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses have remained the same. Although your actual costs may be higher or lower, based on these assumptions, the cost would be:

1 year	3 years	5 years	10 years

$112	$350	$606	$1,340

Management

PIC is the advisor to the Fund. PIC’s address is 300 North Lake Avenue, Pasadena, California, 91101. PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly-owned subsidiary of Old Mutual plc. Old Mutual is a United Kingdom-based financial services group with substantial asset management, insurance and banking businesses. An investment committee of PIC formulates and implements an investment program for the Fund, including determining which securities should be bought and sold.

For its services, PIC is entitled to an investment advisory fee of 0.90% of the Fund’s average daily net assets for managing the Fund’s investments. For the fiscal year ended October 31, 2003, PIC waived its advisory fee to the Portfolio in which Predecessor Fund invested.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, PIC will provide, or arrange for others to provide, certain shareholder services to shareholders of the Fund. The Shareholder Servicing Plan provides for the payment to PIC of a service fee of up to 0.15% of the Fund’s average daily net assets.

Description of Class

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares for the Fund. Only Class I shares are currently available to shareholders of the Fund.

With Class I shares, you will not pay a sales charge when you initially invest in the Fund, however if you redeem your shares within one month of investing, you will be charged a 1.00% redemption fee of the amount redeemed.

Your Account

Ways to Set Up
Your Account

Individual or Joint Tenant for your General Investment Needs

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

Retirement
To shelter your retirement savings from taxes

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

•    Individual Retirement Accounts (IRAs) allow anyone of legal age and under 70 ½ with earned income to invest up to $3,000 per tax year.

•    Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.

•    Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $40,000 per year..

•    Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

•    403(b) Custodial Accounts are available to employees of most tax-exempt institutions, including schools, hospitals and other charitable organizations. These accounts need to be established by the trustee of the plan.

•    401(k) Programs allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Gifts or Transfers to Minor
(UGMA, UTMA)

To invest for a child’s education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $11,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

Trust
For money being invested by a trust

The trust must be established before an account can be opened.

Business or Organization
For investment needs of corporations, associations, partnerships or other groups

Does not require a special application.

Calculation of Net Asset Value

Once each business day, the Fund calculates its net asset value (NAV). NAV is calculated at the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4 p.m., Eastern time. NAV will not be calculated on days that the NYSE is closed for trading.

The Fund’s assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees of the Trust (“Board” or “Trustees”) believes accurately reflects fair value.

How to Buy Shares

The price you will pay to buy Fund shares is based on the Fund’s NAV. Shares are purchased at the next NAV calculated after your investment is received in good order. “Good order” purchase requests means that your purchase request includes:

•   the name of the Fund
•   the dollar amount of shares to be purchased
•   accurately completed application or investment stub
•     check payable to “Provident Investment Counsel Mutual Funds”

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call 1-800-618-7643 before sending each wire.

In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s transfer agent will verify certain information on your Account Application as part of the Trust’s Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Fund’s transfer agent at 1-800-618-7643 if you need additional assistance when completing your Application.

If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Minimum Investments
To Open an Account	$2,000
The Fund may, at its discretion, waive the minimum investment for employees and affiliates of PIC or any other person or organization deemed appropriate.
For retirement accounts	$ 250
For automatic investment plans	$ 250

To Add to an Account	$ 250
For retirement plans	$ 250
Through automatic investment plans	$ 250

Minimum Balance	$ 1,000
For retirement accounts	$ 500

For Information:	1-800-618-7643

To Invest

By Mail:
Provident Investment Counsel Mutual Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Wire:
Call: 1-800-618-7643 to set up an account and arrange a wire transfer

By Overnight Delivery:
Provident Investment Counsel Mutual Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3 rd Floor
Milwaukee, WI 53202-5207

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

How to Sell Shares

You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received by the Fund’s transfer agent with complete information and meeting all the requirements discussed in this Prospectus.

To sell shares in a non-retirement account, you may use any of the methods described on these two pages. If you are selling some but not all of your shares, you must leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

•    You wish to redeem more than $100,000 worth of shares.
•    The redemption is being mailed to a different address from the one on your account (record address).
•    The redemption is being made payable to someone other than the account owner.
•    The redemption is being sent by federal wire transfer to a bank other than the bank of record of the account owner.
•    If a change of address request has been received by the transfer agent within the last 15 days.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Fund’s transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

Selling Shares in Writing

Write a “letter of instruction” with:

•    Your name
•    Your Fund account number
•    The dollar amount or number of shares to be redeemed; and
•    Any other applicable requirements listed under “Important Redemption Information.”

Unless otherwise instructed, PIC will send a check to the record address.

Mail your letter to:
Provident Investment Counsel Mutual Funds
[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Important Redemption Information
	Account Type	Special Requirements

Phone 1-800-618-7643	All account types except retirement. Retirement account redemptions must be made in writing.	* Your telephone call must be received by 4 p.m. Eastern time to be redeemed on that day (maximum check request $100,000)

Mail or in Person	Individual, Joint Tenant, Sole Proprietorship, UGMA, Tenant, Sole Proprietorship, UGMA, UTMA	* The letter of instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
	Retirement Account	* The account owner should provide a letter of instruction.
	Trust	* The trustee must sign the letter indicating capacity as trustee. If the trustee’s name is not in the account registration, provide a copy of the trust document certified within the last 60 days.
	Business or Organization	* At least one person authorized by corporate resolutions to act on the account must sign the letter.
* Include a corporate resolution with corporate seal or a signature guarantee.
	Executor, Administrator, Conservator, Guardian	* Call 1-800-618-7643 for instructions.

Wire	All account types except retirement. Retirement account redemptions must be made in writing.	* You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-618-7643 . Minimum redemption wire: $5,000.
* Your wire redemption request must be received by the Fund before 4 p.m. Eastern Time for money to be wired the next business day.
* You will be charged a $15 fee for each wire redemption.

Redemption Fee. The Fund imposes a 1% redemption fee on redemptions or exchanges of shares held for less than one month. The fee is deducted from your proceeds and is retained by the fund for the benefit of its long-term shareholders.

The Fund is intended for long-term investors. Short-term "market-timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a fee on redemptions of Fund shares purchased and held for less than one month. Although the Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. Further, the Fund, in its discretion, after consideration of the best interests of the Fund and its shareholders, may choose not to apply the redemption fee to redemptions that do not indicate market timing strategies. In addition, the fee does not apply to shares purchased through reinvested dividends or capital gains.

Redemption-in-Kind. The Fund reserves the right to redeem your shares “in kind.” For example, if you redeem a large number of shares and the Fund is unable to sell securities to raise cash, the Fund may send you a combination of cash and a share of the Fund’s securities. The Fund does not expect to do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-618-7643 to request individual copies of these documents. Once we receive notice to stop householding we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Investor Services

The Fund provides a variety of services to help you manage your account.

Information Services

PIC’s telephone representatives can be reached at 1-800-618-7643.

Statements and reports that PIC sends to you include the following:

•    Confirmation statements (after every transaction that affects your account balance or your account registration)
•    Annual and semi-annual shareholder reports (every six months)
•    Quarterly account statements

Transaction Services

Exchange Privilege. You may sell your shares and buy Class I shares of other Provident Investment Counsel Funds by telephone or in writing. Note that exchanges into each Fund are limited to shares of similar classes, four exchanges per calendar year, may under certain circumstances involve payment of a redemption fee, and may have tax consequences for you. Also see, “Shareholder Account Policies.”

Automatic Investment Plans

One easy way to pursue your financial goals is to invest money regularly. The Fund offers convenient services that let you transfer money into your Fund account automatically. Automatic investments are made on the 20th day of each month or, if that day is a weekend or holiday, on the prior business day. While automatic investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-618-7643 for more information.

Shareholder Account Policies
Dividends, Capital Gains and Taxes

The Fund distributes substantially all of its income and capital gains, if any, to shareholders each year in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-618-7643 for instructions. The Fund offers three options:

1.    Reinvestment Option. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2.    Income-Earned Option. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

3.    Cash Option. You will be sent a check for your dividend and capital gain distributions.

If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current net asset value and to reinvest all subsequent distributions.

For retirement accounts. all distributions are automatically reinvested. When you are over 59 ½ years old, you can receive distributions in cash.

When the Fund deducts a distribution from its NAV, the reinvestment price is the Fund’s NAV at the close of business that day.  Cash distribution checks will be mailed within seven days.

Understanding Distributions

As a Fund shareholder, you are entitled to your share of the Fund’s net income and gains on its investments. The Fund passes its net income along to investors as distributions which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains regardless of how long you have held your Fund shares. Every January, the Fund will send you and the IRS a statement showing the taxable distributions.

Taxes on Transactions. Your redemptions, including exchanges, are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell or exchange them.

Whenever you sell shares of the Fund, the Fund will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sale resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

Tax Issues. The Fund has elected, and intends to continue to qualify, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRS Code”), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the IRS Code relating to the sources of its income and diversification of assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the IRS Code. If the Fund is unable to meet certain IRS Code requirements, it may be subject to taxation as a corporation.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors receive from the Fund are considered ordinary income. Part of the distributions paid by the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders under the IRS Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of the Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund’s shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Fund.

Part of the Fund’s investment income may be subject to foreign income taxes that are withheld at the source. If the Fund meets certain requirements under the IRS Code, it may pass through these foreign taxes to shareholders, who may then claim, subject to applicable limitations, a credit or deduction against their own taxes for their share of foreign taxes paid.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

The Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the Statement of Additional Information.

Transaction Details

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to “backup withholding” for failing to report income to the IRS . If you violate IRS regulations, the IRS can require the Fund to withhold amounts from your taxable distributions and redemptions.

You may initiate many transactions by telephone. PIC and its agents will not be liable for losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. We will request personalized security codes or other information, and may also record calls.  You should verify the accuracy of your confirmation statements immediately after you receive them.

The Fund reserves the right to suspend the offering of shares for a period of time.  The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange.  See “Exchange Privilege.” Purchase orders may be refused if, in PIC’s opinion, they would disrupt management of the Fund.

Please note this about purchases:

•    All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

•    The Fund does not accept cash, third party checks, U.S. Treasury checks, credit card checks, travelers’ checks, starter checks, money orders or cashiers’ checks.

•    When making a purchase with more than one check, each check must have a value of at least $50.

•    The Fund reserves the right to limit the number of checks processed at one time.

•    If your check does not clear, your purchase will be canceled and a $25 fee will be assessed against your account by the transfer agent. You will also be responsible for any losses suffered by the Fund as a result.

You may buy shares of the Fund or sell them through a broker, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with PIC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Please note this about redemptions:

•      Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.

•     Redemptions may be suspended or payment dates postponed beyond seven days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

•     The Fund reserves the right to deduct an annual maintenance fee of $15 from accounts with a value of less than $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the Fund’s transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.

•     The Fund also reserves the right to redeem your shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer ($500 for retirement accounts). The Fund will give you 30 days prior notice of its intention to close your account.

Please note this about exchanges:

As a shareholder, you have the privilege of exchanging shares of the Fund for Class I shares of other Provident Investment Counsel Mutual Funds. However, you should note the following:

•     The Fund you are exchanging into must be registered for sale in your state.
•     You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
•     Before exchanging into a Fund, read its prospectus.
•     Exchanges are considered a sale and purchase of Fund shares for tax purposes and may result in a capital gain or loss.
•     Because excessive trading can hurt fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for the purposes of the four exchange limit.
•     Each Fund reserves the right to refuse exchange purchases by any person or group if, in PIC’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
•     The exchange may be subject to a redemption fee.

Financial Highlights

The table shows the Predecessor Fund’s financial performance for the past five years. Prior to April 1, 2002, the Predecessor Fund was a series of UAM Funds Trust. Certain information reflects financial results for a single Predecessor Fund share. For the periods shown, the Predecessor Fund invested in securities of its corresponding master portfolio (the “Portfolio”). “Total return” shows how much your investment in the Predecessor Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP for each of the five years in the period ended October 31, 2003. The Predecessor Fund’s financial statements are included in the Annual and Semiannual Reports and the report of the independent certified public accountants is included in the Annual Report which is available upon request.

PROVIDENT INVESTMENT COUNSEL TWENTY FUND I

For a Share Outstanding Throughout Each Period

				Year Ended April 30,
	Year Ended	May 1, 2002				Period Ended *
	October 31, 2003	Through October 31, 2002 ***		2002	2001	April 30, 2000

Net asset value, Beginning of Period	$2.76	$3.82		$5.42	$9.61	$10.00

Income from investment operations:
Net Investment Loss	(0.02)	(0.01)		(0.03)	(0.04)	(0.02)
Net Realized and Unrealized Gain/(Loss) on Investments	0.51	(1.05)		(1.57)	(4.15)	(0.37	)++

Total from Investment Operations	0.49	(1.06)		(1.60)	(4.19)	(0.39)

Net Asset Value, End of Period	$3.25	$2.76		$3.82	$5.42	$9.61

Total Return #	17.75%	(27.75	)%^	(29.52)%	(43.60)%	(3.90	)% ^

Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$20.2	$16.1		$22.1	$26.7	$31.3

Ratio to Average Net Assets
Expenses **	1.30%	1.30	%†	1.30%	1.30%	1.31	%†
Net Investment (Loss) Income	(0.80%)	(0.95	)%†	0.94%	(0.78)%	(0.57	)%†

Portfolio Turnover Rate	136%	84	% ^	140%	137%	80	%^

†    Annualized
^    Not Annualized
*    Commenced operations on December 29, 1999.
#    Total return would have been lower had certain expenses not been waived by PIC during the period.
++          The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period, because of the timing of sales and repurchases of the Predecessor Fund shares in relation to fluctuating market value of the investments in the Predecessor Fund.
**          Net of fees waived of 0.95%, 0.84%, 0.64%, 0.58% and 0.60% of average net assets, respectively.
***   The Predecessor Fund changed its fiscal year end from April 30 to October 31.

Privacy Notice

The Fund may collect non-public information about you from the following sources:

•    Information we receive about you on applications or other forms;
•    Information you give us orally; and
•    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to nonaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Provident Investment Counsel Mutual Funds

Provident Investment Counsel Twenty Fund

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semiannual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of the Fund’s reports and SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Provident Investment Counsel Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-618-7643
www.provnet.com

You can review and copy information including the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about the Fund are available:

Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov.

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act File No. is 811-07959)